Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.0%
County of Jefferson Alabama Sewer Revenue Refunding RB, Series D, Sub-Lien, 6.00%, 10/01/42	$3,745	$4,351,728
Tuscaloosa County Industrial Development Authority Refunding RB(a)
Series A, 4.50%, 05/01/32	380	407,618
Series A, 5.25%, 05/01/44	485	540,794

		5,300,140

Alaska — 0.6%
Northern Tobacco Securitization Corp. Refunding RB
Series A, 4.63%, 06/01/23	130	130,183
Series A, 5.00%, 06/01/46	2,790	2,789,972

		2,920,155

Arizona — 2.9%
Arizona Industrial Development Authority RB(a)
7.10%, 01/01/55	1,790	1,756,223
Series A, 5.00%, 12/15/39	250	268,315
Series A, 5.50%, 07/01/52	1,775	1,909,882
Series B, 5.13%, 07/01/47	665	707,487
Arizona Industrial Development Authority Refunding RB(a)
Series A, 5.13%, 07/01/37	960	1,008,202
Series A, 5.25%, 07/01/47	1,765	1,838,212
Industrial Development Authority of the City of Phoenix RB(a)
Series A, 6.50%, 07/01/34	570	630,671
Series A, 6.75%, 07/01/44	1,000	1,097,840
Industrial Development Authority of the City of Phoenix Refunding RB(a)
5.00%, 07/01/35	625	657,732
5.00%, 07/01/45	1,425	1,465,332
Series A, 5.00%, 07/01/35	260	271,099
La Paz County Industrial Development Authority RB, 5.88%, 06/15/48(a)	875	897,768
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	1,650	2,295,925

		14,804,688

Arkansas — 0.6%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	2,815	2,848,414

California — 3.2%
California Municipal Finance Authority RB(a)
6.00%, 08/01/44	665	704,940
6.13%, 08/01/49	580	615,432
Series A, 5.50%, 08/01/34	315	333,957
California School Finance Authority RB
6.65%, 07/01/33	435	472,310
6.90%, 07/01/43	975	1,049,032
Series A, 6.40%, 07/01/48	1,570	1,749,561
California Statewide Communities Development Authority RB, 5.25%, 12/01/38(a)	580	655,928
California Statewide Financing Authority RB, Series B, 6.00%, 05/01/43	1,650	1,650,742
City of San Jose California Hotel Tax Revenue RB
6.50%, 05/01/36	900	936,936
6.50%, 05/01/42	2,220	2,308,467
Golden State Tobacco Securitization Corp. Refunding RB Series A-1, 5.25%, 06/01/47	610	626,000

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp. Refunding RB (continued)
Series A-2, 5.00%, 06/01/47	$790	$807,530
Riverside County Transportation Commission RB, Series A, Senior Lien, 5.75%, 06/01/48	2,885	3,171,769
San Francisco City & County Redevelopment Agency Successor Agency TA, CAB(a)(b)
Series D, 0.00%, 08/01/26	1,250	952,575
Series D, 0.00%, 08/01/43	1,500	454,830

		16,490,009

Colorado — 2.2%
9th Avenue Metropolitan District No. 2 GO, 5.00%, 12/01/48	910	930,957
Arista Metropolitan District Refunding GO, Series A, 5.00%, 12/01/38	1,240	1,261,824
Centerra Metropolitan District No 1 TA, 5.00%, 12/01/47(a)	575	581,975
Copperleaf Metropolitan District No. 2 GO, 5.00%, 12/15/49	510	513,335
Copperleaf Metropolitan District No. 2 Refunding GO, 5.75%, 12/01/45	720	740,830
Green Valley Ranch East Metropolitan District No. 6 GO, Series A, 5.88%, 12/01/50	935	938,422
Jefferson Center Metropolitan District No. 1 Refunding RB, Series B, 5.75%, 12/15/50(c)	1,580	1,549,332
Karl’s Farm Metropolitan District No. 2 GO, Series A, 5.63%, 12/01/50(a)	545	552,292
North Holly Metropolitan District GO, Series A, 5.50%, 12/01/48	500	501,870
Palisade Metropolitan District No. 2 GO, 7.25%, 12/15/49	1,211	1,068,938
Prairie Farm Metropolitan District GO, Series A, 5.25%, 12/01/48	760	799,041
Regional Transportation District RB, 6.00%, 01/15/34	1,500	1,502,790
Southlands Metropolitan District No. 1 Refunding GO, Series A-1, 5.00%, 12/01/47	410	432,534

		11,374,140

Connecticut(a) — 1.0%
Connecticut State Health & Educational Facilities Authority RB
Series A, 5.00%, 01/01/45	325	340,717
Series A, 5.00%, 01/01/55	435	453,152
Mohegan Tribal Finance Authority RB, 7.00%, 02/01/45	1,395	1,341,544
Mohegan Tribe of Indians of Connecticut RB, Series A, 6.75%, 02/01/45	967	983,545
Mohegan Tribe of Indians of Connecticut Refunding RB, Series C, 6.25%, 02/01/30	1,835	1,966,680

		5,085,638

Delaware — 1.1%
County of Sussex Delaware RB, 6.00%, 10/01/40	1,000	1,015,000
Delaware State Economic Development Authority RB, 5.38%, 10/01/45	4,495	4,518,644

		5,533,644

District of Columbia — 0.6%
District of Columbia Tobacco Settlement Financing Corp. RB, CAB, Series A, 0.00%, 06/15/46(b)	15,400	3,134,978

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 9.2%
Boggy Creek Improvement District Refunding SAB, 5.13%, 05/01/43	$1,380	$1,411,243
Capital Region Community Development District Refunding SAB, Series A-1, 5.13%, 05/01/39	1,495	1,628,788
Capital Trust Agency, Inc. RB
Series A, 8.25%, 01/01/44(d)(e)	515	288,400
Series A, 8.25%, 01/01/49(d)(e)	1,105	618,800
Series A, 5.75%, 01/01/50(d)(e)	655	655,000
Series A, 5.75%, 06/01/54(a)	940	958,095
Charlotte County Industrial Development Authority/FL RB(a)
AMT, 5.00%, 10/01/34	245	263,076
AMT, 5.00%, 10/01/49	1,170	1,189,071
Collier County Industrial Development Authority Refunding RB, Series A, 8.13%, 05/15/44(a)(d)(e)	630	453,747
County of Osceola Florida Transportation Revenue Refunding RB, CAB(b)
Series A-2, 0.00%, 10/01/50	730	257,274
Series A-2, 0.00%, 10/01/51	875	296,170
Series A-2, 0.00%, 10/01/52	875	284,865
Series A-2, 0.00%, 10/01/53	2,325	727,865
Series A-2, 0.00%, 10/01/54	875	263,401
Florida Development Finance Corp. RB
Series A, 5.75%, 06/15/29	690	754,991
Series A, 6.00%, 06/15/34	835	909,824
Series A, 6.13%, 06/15/44	3,180	3,424,288
AMT, 5.00%, 08/01/29(a)(f)	1,550	1,575,637
Greeneway Improvement District SAB, 5.13%, 05/01/43	1,715	1,766,107
Lakewood Ranch Stewardship District Refunding SAB, 8.00%, 05/01/40	1,485	1,540,702
Lakewood Ranch Stewardship District SAB
4.00%, 05/01/21	54	54,233
4.25%, 05/01/26	135	140,948
4.75%, 05/01/29	565	619,127
4.95%, 05/01/29(a)	395	437,652
5.30%, 05/01/39	645	718,988
5.50%, 05/01/39(a)	400	451,800
5.13%, 05/01/46	820	866,494
5.45%, 05/01/48	1,150	1,287,195
5.65%, 05/01/48(a)	665	754,137
Miami-Dade County Industrial Development Authority RB, 5.00%, 01/15/48	915	1,030,061
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(g)	4,550	4,922,963
Midtown Miami Community Development District Refunding SAB
Series A, 5.00%, 05/01/37	845	873,206
Series B, 5.00%, 05/01/37	495	511,523
Palm Beach County Health Facilities Authority Refunding RB, Series A, 7.25%, 06/01/34	500	531,045
Santa Rosa Bay Bridge Authority RB, 6.25%, 07/01/28(d)(e)	3,475	2,747,210
Seminole County Industrial Development Authority Refunding RB
5.50%, 11/15/49	1,235	1,099,829
5.75%, 11/15/54	985	895,266
Tolomato Community Development District Refunding SAB, Series 2, 6.61%, 05/01/40	805	528,491

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40	$305	$273,881
Tolomato Community Development District SAB(d)(e)
Series 1, 6.61%, 05/01/40	1,305	1,101,081
Series 3, 6.61%, 05/01/40	875	9
Series 3, 6.65%, 05/01/40	710	7
Trout Creek Community Development District SAB
5.38%, 05/01/38	430	474,148
5.50%, 05/01/49	1,105	1,214,461
Village Community Development District No. 9 Refunding SAB, 5.50%, 05/01/42	1,115	1,145,406
Village Community Development District No. 9 SAB
6.75%, 05/01/31	1,395	1,428,745
7.00%, 05/01/41	2,290	2,342,189
West Villages Improvement District SAB
4.75%, 05/01/39	455	488,925
5.00%, 05/01/50	940	1,017,522

		47,223,886

Georgia — 1.5%
Clayton County Development Authority Refunding RB, Series A, 8.75%, 06/01/29	3,141	3,159,852
Main Street Natural Gas, Inc. RB
Series A, 5.00%, 05/15/35	560	750,809
Series A, 5.00%, 05/15/36	560	756,745
Series A, 5.00%, 05/15/37	615	838,522
Series A, 5.00%, 05/15/38	340	468,788
Series A, 5.00%, 05/15/49	1,130	1,677,259

		7,651,975

Idaho — 0.1%
Idaho Housing & Finance Association RB, Series A, 6.95%, 06/15/55(a)	580	600,909

Illinois — 6.5%
Chicago Board of Education GO
Series A, 5.00%, 12/01/42	1,020	1,040,216
Series C, 5.25%, 12/01/35	1,655	1,759,944
Series D, 5.00%, 12/01/46	2,155	2,250,301
Series H, 5.00%, 12/01/46	720	768,024
Chicago Board of Education Refunding GO
Series B, 4.00%, 12/01/35	745	750,722
Series C, 5.00%, 12/01/25	725	801,190
Series D, 5.00%, 12/01/31	1,000	1,107,660
Series G, 5.00%, 12/01/44	2,150	2,299,683
City of Chicago Illinois Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,458,778
Illinois Finance Authority Refunding RB
6.60%, 07/01/24	560	562,492
6.00%, 02/01/34	365	385,195
4.75%, 10/15/40(a)(c)(f)	3,520	3,588,077
6.13%, 02/01/45	860	895,802
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/53	2,370	2,559,955
Series A, 5.00%, 06/15/57	1,020	1,092,206
Metropolitan Pier & Exposition Authority RB, CAB(b)
Series A, 0.00%, 12/15/52	1,880	456,332
Series A, 0.00%, 12/15/56	5,005	1,021,120
Metropolitan Pier & Exposition Authority Refunding RB, 4.00%, 06/15/50	1,570	1,569,341

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority Refunding RB, CAB, Series B, 0.00%, 12/15/54(b)	$19,665	$4,382,935
State of Illinois GO
5.50%, 05/01/30	530	655,578
5.50%, 05/01/39	1,055	1,255,978
Series A, 5.00%, 01/01/33	740	765,574
Village of Lincolnshire Illinois ST, 6.25%, 03/01/34	1,517	1,517,865

		32,944,968

Indiana — 2.2%
City of Anderson Indiana RB, 5.38%, 01/01/40	580	584,106
City of Valparaiso Indiana RB
AMT, 6.75%, 01/01/34	825	901,733
AMT, 7.00%, 01/01/44	2,000	2,224,320
City of Vincennes Indiana Refunding RB, 6.25%, 01/01/29(a)	2,035	2,048,797
County of Allen Indiana RB(a)
Series A-1, 6.63%, 01/15/34	290	243,009
Series A-1, 6.75%, 01/15/43	525	424,321
Series A-1, 6.88%, 01/15/52	2,450	1,946,427
Indiana Finance Authority RB
Series A, AMT, 5.00%, 07/01/44	470	500,907
Series A, AMT, 5.00%, 07/01/48	1,555	1,657,086
Town of Chesterton Indiana RB, Series A, 6.38%, 01/15/51(a)(d)(e)	1,190	885,765

		11,416,471

Iowa — 1.6%
Iowa Finance Authority Refunding RB
5.25%, 12/01/25	150	157,713
Series B, 5.25%, 12/01/50(f)	2,085	2,205,638
Iowa Tobacco Settlement Authority Refunding RB, Series C, 5.38%, 06/01/38	4,900	4,900,147
Iowa Tobacco Settlement Authority Refunding RB, CAB, Series B, 5.60%, 06/01/34	795	795,080

		8,058,578

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority RB, Series A, 5.75%, 07/01/49	4,000	4,269,240

Louisiana — 2.5%
Juban Crossing Economic Development District Refunding RB, Series C, 7.00%, 09/15/44(a)	2,415	2,190,405
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 07/01/54(a)	930	940,611
Louisiana Public Facilities Authority RB, 6.75%, 05/01/21(g)	1,745	1,830,086
Parish of St James Louisiana RB, Series 2, 6.35%, 07/01/40(a)	1,580	1,891,228
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	5,570	5,990,814

		12,843,144

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority RB, 6.75%, 07/01/41	2,955	3,031,180

Security	Par (000)	Value

Maryland — 1.7%
County of Frederick Maryland TA, Series A, 7.13%, 07/01/43(a)	$2,810	$2,563,001
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	2,590	2,594,636
Maryland Health & Higher Educational Facilities Authority RB, Series A, 7.00%, 03/01/55(a)	3,010	3,291,164

		8,448,801

Michigan — 1.3%
Advanced Technology Academy Refunding RB, 5.00%, 11/01/44	415	426,624
City of Detroit Michigan GO
5.00%, 04/01/34	285	299,090
5.00%, 04/01/35	285	298,164
5.00%, 04/01/36	200	208,520
5.00%, 04/01/37	320	332,611
5.00%, 04/01/38	145	150,297
City of Detroit Michigan Sewage Disposal System Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(g)	2,785	3,057,290
Michigan Finance Authority RB, Series C-2, Senior Lien, AMT, 5.00%, 07/01/22(g)	415	452,935
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	1,200	1,341,960

		6,567,491

Minnesota — 0.4%
City of Minneapolis Minnesota RB, Series A, 5.75%, 07/01/55	1,480	1,581,853
Housing & Redevelopment Authority of The City of St. Paul Minnesota Refunding RB
Series A, 5.75%, 09/01/46	195	209,350
Series A, 6.00%, 09/01/51	290	312,545

		2,103,748

Missouri — 0.2%
Industrial Development Authority of the City of St. Louis Missouri Refunding RB
Series A, 4.38%, 11/15/35	685	591,737
Series A, 4.75%, 11/15/47	760	659,194

		1,250,931

New Hampshire(a) — 0.3%
New Hampshire Business Finance Authority Refunding RB
Series B, 4.63%, 11/01/42	1,015	1,025,678
Series C, AMT, 4.88%, 11/01/42	485	490,151

		1,515,829

New Jersey — 4.9%
Casino Reinvestment Development Authority, Inc. Refunding RB
5.25%, 11/01/39	1,065	1,102,222
5.25%, 11/01/44	770	791,760
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	1,150	1,151,023
New Jersey Economic Development Authority RB
6.00%, 10/01/43	1,530	1,667,578
Series A, 5.00%, 07/01/32	165	165,323
Series A, 5.00%, 07/01/37	260	254,428
Series A, 5.25%, 11/01/54(a)	1,675	1,669,707
Series B, 5.00%, 06/15/43	2,245	2,577,305

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority RB (continued)
AMT, 5.38%, 01/01/43	$2,155	$2,374,422
Series B, AMT, 6.50%, 04/01/31	2,065	2,208,827
New Jersey Economic Development Authority Refunding RB, Series A, 6.00%, 08/01/49(a)	500	521,780
New Jersey Transportation Trust Fund Authority RB
Series AA, 5.25%, 06/15/41	1,140	1,269,390
Series S, 5.25%, 06/15/43	2,345	2,756,712
Tobacco Settlement Financing Corp. Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	6,716,310

		25,226,787

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council Refunding RB, 5.50%, 07/01/42	2,970	3,146,477

New York — 6.5%
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,889,509
Metropolitan Transportation Authority Refunding RB
Series C-1, 4.75%, 11/15/45	1,740	1,944,502
Series C-1, 5.00%, 11/15/50	565	647,931
Series C-1, 5.25%, 11/15/55	840	961,010
New York Counties Tobacco Trust IV Refunding RB
Series A, 6.25%, 06/01/41(a)	5,200	5,202,600
Series A, 5.00%, 06/01/42	3,155	3,155,095
Series A, 5.00%, 06/01/45	1,185	1,185,000
New York Counties Tobacco Trust VI Refunding RB
Series A-2, 5.00%, 06/01/45	2,655	2,709,082
Series A-2, 5.00%, 06/01/51	1,900	1,936,138
New York Liberty Development Corp. Refunding RB(a)
Class 1, 5.00%, 11/15/44	6,205	6,595,108
Class 2, 5.15%, 11/15/34	455	482,396
Class 2, 5.38%, 11/15/40	1,080	1,153,224
New York Transportation Development Corp. Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,543,416
Port Authority of New York & New Jersey RB, Series 8, 6.00%, 12/01/36	1,340	1,359,939
Westchester County Healthcare Corp. RB, Series A, Senior Lien, 5.00%, 11/01/44	1,261	1,380,821

		33,145,771

North Carolina — 0.5%
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(g)	2,420	2,526,625

Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	9,485	10,455,596
County of Hamilton Ohio Refunding RB, 5.00%, 01/01/46	875	891,319
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	840	855,111

		12,202,026

Oklahoma — 1.5%
Oklahoma Development Finance Authority RB Series B, 5.00%, 08/15/38	2,990	3,506,373

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority RB (continued)
Series B, 5.25%, 08/15/43	$2,690	$3,174,711
Tulsa County Industrial Authority Refunding RB, 5.25%, 11/15/37	750	791,265

		7,472,349

Oregon — 0.5%
Hospital Facilities Authority of Multnomah County Oregon Refunding RB, Series A, 5.50%, 10/01/49	1,765	1,796,329
Oregon State Facilities Authority RB(a)
Series A, 5.00%, 06/15/29	120	124,495
Series A, 5.00%, 06/15/39	565	553,440

		2,474,264

Pennsylvania — 1.6%
Allentown Neighborhood Improvement Zone Development Authority Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,222,904
Montgomery County IDA Refunding RB, 5.38%, 01/01/50	1,135	1,110,041
Northampton County Industrial Development Authority TA, 7.00%, 07/01/32	1,765	1,894,569
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	2,710	2,781,706

		8,009,220

Puerto Rico — 11.2%
Children’s Trust Fund RB(b)
Series A, 0.00%, 05/15/57	23,995	1,530,401
Series B, 0.00%, 05/15/57	65,085	2,440,687
Children’s Trust Fund Refunding RB, 5.63%, 05/15/43	850	850,170
Commonwealth of Puerto Rico GO(d)(e)
Series A, 5.25%, 07/01/22	145	99,982
Series A, 5.25%, 07/01/26	50	34,476
Series A, 5.13%, 07/01/31	515	355,107
Series A, 5.38%, 07/01/33	500	344,765
Series A, 6.00%, 07/01/38	750	523,357
Commonwealth of Puerto Rico Refunding GO(d)(e)
5.00%, 07/01/18	90	61,598
Series A, 8.00%, 07/01/35	3,355	1,946,138
Series A, 5.50%, 07/01/39	1,265	786,559
Series A, 6.50%, 07/01/40	1,110	774,568
Series A, 5.00%, 07/01/41	2,230	1,301,763
Series A, 5.75%, 07/01/41	165	101,836
Series B, 6.00%, 07/01/39	110	76,759
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	170	174,517
Series A, Senior Lien, 5.13%, 07/01/37	200	205,750
Series A, Senior Lien, 5.75%, 07/01/37	1,290	1,342,387
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	4,290	4,328,052
Puerto Rico Electric Power Authority RB(d)(e)
Series 3, 0.00%, 01/01/21	90	61,597
Series A, 5.00%, 07/01/29	660	453,118
Series A, 7.00%, 07/01/33	3,295	2,361,632
Series A, 6.75%, 07/01/36	1,140	817,074
Series A, 5.00%, 07/01/42	1,315	902,804
Series A, 7.00%, 07/01/43	375	268,775

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority RB(d)(e) (continued)
Series A-3, 10.00%, 07/01/19	$323	$274,978
Series B-3, 10.00%, 07/01/19	323	274,978
Series C-1, 5.40%, 01/01/18	887	609,275
Series C-2, 5.40%, 07/01/18	887	609,374
Series C-4, 5.40%, 07/01/20	90	61,597
Series CCC, 5.25%, 07/01/26	260	178,501
Series CCC, 5.25%, 07/01/28	145	99,549
Series TT, 5.00%, 07/01/25	100	68,654
Series TT, 5.00%, 07/01/26	225	154,472
Series TT, 5.00%, 07/01/32	190	130,443
Series WW, 5.50%, 07/01/19	200	137,309
Series WW, 5.25%, 07/01/33	120	82,385
Series WW, 5.50%, 07/01/38	205	140,741
Series WW, 5.50%, 07/01/49	1,320	906,237
Series XX, 5.25%, 07/01/27	110	75,520
Series XX, 5.25%, 07/01/35	60	41,193
Series XX, 5.75%, 07/01/36	85	58,356
Series XX, 5.25%, 07/01/40	1,020	700,274
Puerto Rico Electric Power Authority Refunding RB(d)(e)
Series AAA, 5.25%, 07/01/22	2,545	1,747,252
Series AAA, 5.25%, 07/01/29	95	65,222
Series UU, 1.00%, 07/01/19(f)	55	35,750
Series UU, 1.16%, 07/01/19(f)	60	39,000
Series UU, 1.00%, 07/01/20(f)	495	287,016
Series UU, 0.90%, 07/01/31(h)	580	336,301
Series ZZ, 5.25%, 07/01/19	455	312,377
Series ZZ, 5.25%, 07/01/21	50	34,327
Series ZZ, 5.25%, 07/01/24	345	236,857
Series ZZ, 5.25%, 07/01/26	40	27,462
Series ZZ, 5.00%, 07/01/49	145	99,549
Puerto Rico Public Buildings Authority Refunding RB(d)(e)
Series F, (GTD), 5.25%, 07/01/24	235	184,055
Series M, 10.00%, 07/01/34	155	130,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
Series A-2, Restructured, 4.54%, 07/01/53	21	21,992
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,531,540
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/24	1,570	1,433,755
Series A-1, Restructured, 0.00%, 07/01/29	200	160,250
Series A-1, Restructured, 0.00%, 07/01/31	239	174,229
Series A-1, Restructured, 0.00%, 07/01/33	337	227,964
Series A-1, Restructured, 0.00%, 07/01/51	6,509	1,373,074
Series B-1, Restructured, 0.00%, 07/01/46	883	257,589
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(b)	12,738	3,712,745
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	2,453	2,604,595
Series A-1, 5.00%, 07/01/58	5,234	5,637,123
Series A-2, 4.33%, 07/01/40	6,129	6,374,834
Series A-2, 4.78%, 07/01/58	2,080	2,215,096

		57,007,862

Rhode Island — 2.1%
Central Falls Detention Facility Corp. Refunding RB, 7.25%, 07/15/35(d)(e)	4,190	642,465

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/40	$980	$1,086,467
Series B, 4.50%, 06/01/45	5,055	5,342,630
Series B, 5.00%, 06/01/50	3,330	3,599,464

		10,671,026

South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority RB, Series A, 5.00%, 11/15/54	345	333,822
South Carolina Public Service Authority RB, Series E, 5.50%, 12/01/53	3,275	3,678,087

		4,011,909

Tennessee — 0.4%
Memphis-Shelby County Industrial Development Board Refunding TA
Series A, 5.50%, 07/01/37	925	933,861
Series A, 5.63%, 01/01/46	1,085	1,075,398

		2,009,259

Texas — 7.0%
Brazoria County Industrial Development Corp. RB, AMT, 7.00%, 03/01/39	675	711,281
Central Texas Regional Mobility Authority Refunding RB, CAB(b)
0.00%, 01/01/28	1,000	846,740
0.00%, 01/01/29	2,000	1,639,700
0.00%, 01/01/30	1,170	926,734
0.00%, 01/01/33	3,690	2,599,088
0.00%, 01/01/34	4,000	2,695,040
City of Houston Texas Airport System Revenue RB, Series A, AMT, 6.63%, 07/15/38	2,890	2,948,840
City of Houston Texas Airport System Revenue Refunding ARB, Series B-2, AMT, 5.00%, 07/15/27	250	263,103
City of Houston Texas Airport System Revenue Refunding RB
AMT, 5.00%, 07/01/29	730	738,738
Series C, AMT, 5.00%, 07/15/27	1,615	1,697,010
Harris County Cultural Education Facilities Finance Corp. RB, Series B, 7.00%, 01/01/23(g)	475	552,601
Mission Economic Development Corp. Refunding RB, Senior Lien, AMT, 4.63%, 10/01/31(a)	785	833,278
New Hope Cultural Education Facilities Finance Corp. RB(g)
Series A, 5.88%, 04/01/23	1,210	1,391,875
Series A, 6.00%, 04/01/23	1,845	2,128,447
New Hope Cultural Education Facilities Finance Corp. Refunding RB, Series A, 5.00%, 08/15/36(a)	1,085	1,095,481
Newark Higher Education Finance Corp. RB(a)
Series A, 5.50%, 08/15/35	290	325,429
Series A, 5.75%, 08/15/45	580	650,661
Port Beaumont Navigation District Refunding RB(a)
Series A, AMT, 3.63%, 01/01/35	650	645,470
Series A, AMT, 4.00%, 01/01/50	1,400	1,406,244
Red River Health Facilities Development Corp. RB
5.13%, 01/01/41	900	903,645
7.25%, 12/15/42(d)(e)	2,895	1,915,234
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, 5.00%, 10/01/49	865	888,156
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, 7.00%, 06/30/40	3,775	3,790,327
Texas Transportation Commission RB, CAB(b)
0.00%, 08/01/46	1,420	465,646

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission RB, CAB(b) (continued)
0.00%, 08/01/47	$2,120	$660,041
0.00%, 08/01/48	2,235	660,979
0.00%, 08/01/49	2,100	589,302
0.00%, 08/01/50	3,015	798,010
0.00%, 08/01/51	1,770	442,500
0.00%, 08/01/52	1,770	417,525
0.00%, 08/01/53	160	35,685

		35,662,810

Utah — 0.6%
Utah Charter School Finance Authority Refunding RB, Series A, 6.75%, 10/15/43	2,950	2,954,130

Virginia — 2.5%
Lower Magnolia Green Community Development Authority SAB(a)
5.00%, 03/01/35	495	504,717
5.00%, 03/01/45	505	506,060
Mosaic District Community Development Authority TA
Series A, 6.63%, 03/01/26	1,485	1,497,682
Series A, 6.88%, 03/01/36	1,300	1,309,477
Norfolk Redevelopment & Housing Authority RB
Series A, 4.00%, 01/01/29	300	301,836
Series A, 5.00%, 01/01/34	485	509,832
Series A, 5.00%, 01/01/49	955	974,186
Tobacco Settlement Financing Corp. Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,369,976
Virginia College Building Authority RB, Series B, 5.00%, 07/01/45(a)	235	236,622
Virginia Small Business Financing Authority RB, Senior Lien, AMT, 6.00%, 01/01/37	4,440	4,771,668

		12,982,056

Washington — 0.8%
Greater Wenatchee Regional Events Center Public Facilities Dist Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,489,857
Washington Health Care Facilities Authority Refunding RB
5.00%, 09/01/45	730	920,172
5.00%, 09/01/50	475	594,980
Washington State Housing Finance Commission Refunding RB(a)
5.75%, 01/01/35	315	327,254
6.00%, 01/01/45	850	880,048

		4,212,311

Wisconsin — 3.8%
Public Finance Authority RB
5.00%, 06/15/39	175	200,587
6.85%, 11/01/46(a)	900	952,866
7.00%, 11/01/46(a)	570	607,916
5.00%, 06/15/49	530	603,850
5.63%, 06/15/49(a)	2,500	2,507,650
5.00%, 04/01/50(a)	115	122,282
5.00%, 06/15/53	355	404,505
Series A, 6.25%, 10/01/31(a)	605	637,089
Series A, 5.38%, 06/01/44(a)	555	525,968
Series A, 7.00%, 10/01/47(a)	605	624,790
Series A, 5.63%, 06/15/49(a)	2,950	2,890,498
Series A, 5.50%, 06/01/54(a)	680	632,726

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority RB (continued)
Series A-1, 4.50%, 01/01/35(a)	$1,225	$1,249,635
Series A-1, 5.50%, 12/01/48(a)(d)(e)	20	18,338
Series A-1, 5.00%, 01/01/55(a)	2,230	2,269,984
Series B, 0.00%, 01/01/35(a)(b)	1,805	721,892
Series B, 0.00%, 01/01/60(a)(b)	30,835	2,054,228
Public Finance Authority Refunding RB, Series A, 5.25%, 10/01/48	1,065	1,157,644
Wisconsin Health & Educational Facilities Authority Refunding RB
5.00%, 11/01/46	470	478,986
5.00%, 11/01/54	785	788,470

		19,449,904

Total Municipal Bonds — 89.8% (Cost: $436,951,867)		458,583,743

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Illinois — 3.0%
Illinois Finance Authority RB, Series A, (AGM), 6.00%, 08/15/41	7,180	7,551,924
Illinois Finance Authority Refunding RB
Series C, 4.00%, 02/15/27(g)	4	4,197
Series C, 4.00%, 02/15/41	1,495	1,673,368
Illinois State Toll Highway Authority RB, Series A, 5.00%, 01/01/40	5,056	5,901,209

		15,130,698

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 4.00%, 06/01/45	2,268	2,530,793

New York — 16.4%
City of New York Water & Sewer System RB, Series CC, 5.00%, 06/15/47	14,181	15,975,833
Hudson Yards Infrastructure Corp. RB(j)
5.75%, 02/15/21(g)	2,798	2,876,633
5.75%, 02/15/47	1,721	1,769,617
New York City Housing Development Corp. RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,893	2,002,175
Series C-1A, 4.20%, 11/01/44	3,470	3,669,916
Series C-1A, 4.30%, 11/01/47	2,840	3,003,219
Series D-1B, 4.25%, 11/01/45	8,996	9,660,627
New York City Water & Sewer System Refunding RB, Series HH, 5.00%, 06/15/31(j)	8,610	8,964,043
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	18,104	19,131,922
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(j)	6,600	7,023,971
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	1,444	1,714,813
New York State Dormitory Authority Refunding RB, Series D, 4.00%, 02/15/47	6,956	8,119,987

		83,912,756

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	2,505	3,004,021

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 0.4%
Narragansett Bay Commission Refunding RB, Series A, 4.00%, 09/01/22(g)	$1,710	$1,846,338

Texas — 0.5%
Lower Colorado River Authority Refunding RB, 4.00%, 05/15/43	2,271	2,375,435

Washington — 1.6%
City of Bellingham Washington Water & Sewer Revenue RB, 5.00%, 08/01/40	7,966	8,303,979

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority Refunding RB, 4.00%, 12/01/46	1,142	1,271,638

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.2% (Cost: $111,991,737)		118,375,658

Total Long-Term Investments — 113.0% (Cost: $548,943,604)		576,959,401

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(k)(l)	4,995,224	4,996,223

Total Short-Term Securities — 1.0% (Cost: $4,996,223)		4,996,223

Total Investments — 114.0% (Cost: $553,939,827)		581,955,624

Liabilities in Excess of Other Assets — (0.2)%		(1,404,134)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.8)%		(70,221,731)

Net Assets — 100.0%		$510,329,759

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $11,849,806.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,763,655	2,231,569	(b)	—	4,995,224	$4,996,223	$438	$(823)		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market - corroborated inputs)

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$458,583,743	$—	$458,583,743
Municipal Bonds Transferred to Tender Option Bond Trusts	—	118,375,658	—	118,375,658
Short-Term Securities
Money Market Funds	4,996,223	—	—	4,996,223

	$4,996,223	$576,959,401	$—	$581,955,624

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOBs of $70,195,137 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

IDA	Industrial Development Authority

M/F	Multi-Family

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

8